Discontinued Operations - Income Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 117,595	$ 116,672	$ 113,681
Expenses:
Voyage expenses	9,113	4,667	3,352
Vessel operating expenses	26,427	27,398	28,311
Vessel depreciation and amortization	32,813	35,979	35,082
Interest expense and finance cost	18,964	19,963	18,589
Net income from discontinued operations	7,507	22,688	33,739
Discontinued operations
Revenues	161,659	132,443	127,939
Expenses:
Voyage expenses	37,202	10,498	6,928
Vessel operating expenses	68,406	54,281	44,862
Vessel depreciation and amortization	40,276	38,014	36,815
Interest expense and finance cost	8,433	6,642	5,713
Other (income) / expenses	(165)	320	(118)
Net income from discontinued operations	$ 7,507	$ 22,688	$ 33,739